New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                   May 5, 2005


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  New England Variable Life Separate Account
          File No. 333-89409 - (Zenith Survivorship Life 2002)
          Rule 497(j) Certification
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Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplements and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Supplements and SAI contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on April 28, 2005.

     If you have any questions, please contact me at (617) 578-3031.

                                   Sincerely,

                                   /s/John E. Connolly, Jr.

                                   John E. Connolly, Jr.
                                   Assistant General Counsel
                                   Metropolitan Life Insurance Company